Tax charge - Total tax charge by nature (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	$ (194)	$ (193)
Tax charge attributable to policyholders:
Total tax credit (charge) attributable to policyholders	126	(238)
Total tax charge from continuing operations	(68)	(431)
Current tax	(255)	(189)
Deferred tax	187	(242)
Operating segments
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(193)	(200)
Operating segments | Hong Kong
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(29)	(16)
Tax charge attributable to policyholders:
Total tax credit (charge) attributable to policyholders	(30)	(40)
Operating segments | Indonesia
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(38)	(45)
Tax charge attributable to policyholders:
Total tax credit (charge) attributable to policyholders	5	(2)
Operating segments | Malaysia
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(35)	(28)
Tax charge attributable to policyholders:
Total tax credit (charge) attributable to policyholders	(4)	(2)
Operating segments | Singapore
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(3)	(23)
Tax charge attributable to policyholders:
Total tax credit (charge) attributable to policyholders	155	(194)
Operating segments | Growth markets and other
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(74)	(73)
Operating segments | Eastspring
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(14)	(15)
Unallocated to a segment (central operations)
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(1)	7
Tax charge attributable to policyholders:
Total tax charge from continuing operations	$ (1)	$ 7